UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:      333-207340-06

Central Index Key Number of the issuing entity:      0001720748

CCUBS Commercial Mortgage Trust 2017-C1

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:      333-207340

Central Index Key Number of the depositor:   0001532799

UBS Commercial Mortgage Securitization Corp.

(Exact name of depositor as specified in its charter)

UBS AG
(Central Index Key Number 0001685185)

Cantor Commercial Real Estate Lending, L.P.
(Central Index Key Number 0001558761)

Citi Real Estate Funding Inc.
(Central Index Key Number 0001701238)

Nicholas Galeone (212) 713-8832
(Name and telephone number including area code of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)
Date: November 14, 2017	/s/ Nicholas Galeone
By: Nicholas Galeone, President

/s/ David Schell
By: David Schell, Executive Director

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document